Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of depreciable assets as follows:

Category	Estimated useful lives
Building	46 years
Computers and software	4 years
Furniture and fittings	10 years
Machinery and equipment	10 years
Motor vehicles	5 years
Office equipment	10 years
Leasehold improvements	5 years

Schedule of Deferred Revenue Recognized	The deferred revenue balance is expected to be recognized to income statement as follows:
Deferred Revenue
2025	$1,516,700
2026	15,314
2027	1,280
Total deferred revenue	$1,533,294

Schedule of Disaggregated Revenues

In accordance with ASC 280-10-50-40, disaggregated revenues by each product and service or each similar products and services type which were recognized based on the nature of performance obligation disclosed above was as follows:

	Year Ended December 31,
	2024		2023		2022
	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue
Product sales	$3,872,507	84.70%	$4,716,937	82.26%	$4,176,386	84.07%
Installation and maintenance service	347,611	7.60%	555,406	9.69%	531,682	10.70%
Warranty income	89,149	1.95%	73,604	1.28%	95,948	1.93%
Technical service	34,124	0.75%	134,527	2.35%	40,871	0.82%
Transport income	228,899	5.00%	253,502	4.42%	123,068	2.48%
Total	$4,572,290	100.00%	$5,733,976	100.00%	$4,967,955	100.00%

Schedule of Geographical Areas

Revenues classified by geographical areas in which the customers were located as follows:

	Year Ended December 31,
	2024		2023		2022
	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue
Malaysia	$1,422,328	31.11%	$2,440,335	42.56%	$3,494,806	70.35%
Singapore	1,799,426	39.36%	1,810,849	31.58%	632,415	12.73%
Australia	1,341,868	29.35%	907,506	15.83%	758,922	15.28%
United States	-	-	321,851	5.61%	-	-
South Asia region	8,668	0.18%	253,435	4.42%	81,812	1.64%
Total	$4,572,290	100.00%	$5,733,976	100.00%	$4,967,955	100.00%

Schedule of Foreign Exchange	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
	December 31,
	2024	2023	2022
US$ to MYR Year End Rate	4.4695	4.5903	4.4002
US$ to MYR Average Rate	4.5747	4.5577	4.3982

Schedule of Concentration of Risk	The customers accounted for more than 10% of the Company’s trade receivables, net balance at December 31, 2024, 2023 and 2022 are presented below:
	% of Consolidated trade receivables as of December 31,			% of Consolidated revenues for the year ended December 31,
	2024	2023	2022	2024	2023	2022
Customer A	*	*	16%	*	*	*
Customer B	14%	26%	12%	12%	14%	*
Customer C	*	12%	*	*	*	*
Customer D	*	12%	*	*	*	*
Customer E	*	*	*	12%	*	*
Customer F	23%	*	*	*	*	*
Customer G	19%	*	*	13%	*	*
Customer H	*	10%	*	*	*	*

*	Less than 10%